Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Class A [Member]
Numerator:
Allocation of net income (loss) | $	$ (12,456,056)
Denominator:
Basic and diluted weighted average common shares outstanding | shares	25,360,688
Basic and diluted net income (loss) per common share | $ / shares	$ (0.49)
Class B [Member]
Numerator:
Allocation of net income (loss) | $	$ (3,738,606)
Denominator:
Basic and diluted weighted average common shares outstanding | shares	7,611,848
Basic and diluted net income (loss) per common share | $ / shares	$ (0.49)